Provisions for Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Analysis of movements on provisions for liabilities
Beginning Balance		$ 194	$ 206
Net provisions made during the year		85	24
Amounts transferred to provisions in year		64	5
Utilized in the year		(42)	(34)
Foreign currency translation adjustment		(6)	(7)
Ending Balance		295	194
Claims, lawsuits and other proceedings
Analysis of movements on provisions for liabilities
Beginning Balance	[1]	148	164
Net provisions made during the year	[1]	82	19
Amounts transferred to provisions in year		6	0
Utilized in the year	[1]	(27)	(31)
Foreign currency translation adjustment	[1]	(4)	(4)
Ending Balance	[1]	205	148
Other provisions
Analysis of movements on provisions for liabilities
Beginning Balance	[2]	46	42
Net provisions made during the year	[2]	3	5
Amounts transferred to provisions in year		58	5
Utilized in the year	[2]	(15)	(3)
Foreign currency translation adjustment	[2]	(2)	(3)
Ending Balance	[2]	$ 90	$ 46

[1]	The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset.
[2]	The ‘Other’ category includes amounts that principally relate to post placement service provisions, property and employee-related provisions.